Supplement to the John Hancock Equity Funds Class A,
Class B and Class C Shares Prospectus dated
March 1, 2006

John Hancock Classic Value Fund

For Classic Value Fund, the "Your Expenses" section on page seven has been deleted and replaced with the following:

-------------------------------------------------------------------------------
[GRAPHIC OMITTED: CALCULATOR]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

-------------------------------------------------------------------------------
Shareholder transaction expenses 1                    Class A  Class B  Class C
-------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                5.00%     none     none
-------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none 2    5.00%    1.00%
-------------------------------------------------------------------------------
Annual operating expenses                             Class A  Class B  Class C
-------------------------------------------------------------------------------
Management fee                                          0.84%    0.84%    0.84%
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees                   0.25%    1.00%    1.00%
-------------------------------------------------------------------------------
Other expenses                                          0.27%    0.27%    0.27%
-------------------------------------------------------------------------------
Total fund operating expenses                           1.36%    2.11%    2.11%
-------------------------------------------------------------------------------
Contractual expense reimbursement (at least until
4-30-07)                                                0.04%    0.04%    0.04%
-------------------------------------------------------------------------------
Net annual operating expenses                           1.32%    2.07%    2.07%
-------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

-------------------------------------------------------------------------------
Expenses                                     Year 1   Year 3   Year 5   Year 10
-------------------------------------------------------------------------------
Class A                                        $628     $905   $1,204    $2,050
-------------------------------------------------------------------------------
Class B with redemption                        $710     $957   $1,330    $2,247
-------------------------------------------------------------------------------
Class B without redemption                     $210     $657   $1,130    $2,247
-------------------------------------------------------------------------------
Class C with redemption                        $310     $657   $1,130    $2,438
-------------------------------------------------------------------------------
Class C without redemption                     $210     $657   $1,130    $2,438


1 A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How sales charges are calculated."


May 1, 2006
EQTPS3 5/06

Supplement to the John Hancock Equity Funds
Institutional Class I Prospectus dated March 1, 2006

John Hancock Classic Value Fund

For Classic Value Fund, the "Your Expenses" section on page seven has been deleted and replaced with the following:

------------------------------------------------------------------------------
[GRAPHIC OMITTED: CALCULATOR]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------
Annual operating expenses
------------------------------------------------------------------------------
Management fee                                                          0.84%
------------------------------------------------------------------------------
Other expenses                                                          0.14%
------------------------------------------------------------------------------
Total fund operating expenses                                           0.98%
------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-07)              0.04%
------------------------------------------------------------------------------
Net annual operating expenses                                           0.94%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

------------------------------------------------------------------------------
Expenses                    Year 1        Year 3        Year 5        Year 10
------------------------------------------------------------------------------
Class I                        $96          $308           $538        $1,198


May 1, 2006
KEQPS2 5/06

Supplement to the John Hancock Retirement Funds
Class R Shares Prospectus dated March 1, 2006

John Hancock Classic Value Fund

For Classic Value Fund, the "Your Expenses" section on page seven has been deleted and replaced with the following:

------------------------------------------------------------------------------
[GRAPHIC OMITTED: CALCULATOR]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------
Annual operating expenses
------------------------------------------------------------------------------
Management fee                                                          0.84%
------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                   0.50%
------------------------------------------------------------------------------
Service plan fee                                                        0.16%
------------------------------------------------------------------------------
Other expenses                                                          0.19%
------------------------------------------------------------------------------
Total fund operating expenses                                           1.69%
------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-07)              0.04%
------------------------------------------------------------------------------
Net annual operating expenses                                           1.65%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

------------------------------------------------------------------------------
Expenses                    Year 1        Year 3        Year 5        Year 10
------------------------------------------------------------------------------
Class R                       $168          $529          $914         $1,994


May 1, 2006
MFRPS3 5/06